                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-08859
                                                                        811-7727

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT FIVE
       SUPPLEMENT TO THE SEASONS SELECT II PROSPECTUS DATED JULY 29, 2002
                            FEATURING SEASONS REWARDS

--------------------------------------------------------------------------------

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED JULY 29, 2002.

Effective March 1, 2003, Anchor National Life Insurance Company will begin doing business under its new name, AIG SunAmerica Life Assurance Company. Please see the first paragraph on page 2 of your prospectus for additional information regarding the name change.

THE FEE TABLE RELATING TO THE OPTIONAL SEASONS PROMISE FEE ON PAGE 7 IS SUPPLEMENTED WITH THE FOLLOWING:

CONTRACT YEAR                       ANNUALIZED CHARGE *
-------------                       -------------------
    0-7                                    0.45%
    8-10                                   0.15%
    11+                                    None

            *For contracts issued on or after February 10, 2003. The charge is calculated as a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

THE PORTION OF THE PROSPECTUS RELATING TO THE SEASONS REWARDS PROGRAM LOCATED ON PAGES 18-20 IS SUPPLEMENTED WITH THE FOLLOWING:

            CURRENT ENHANCEMENT LEVELS

            The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments, are as follows:

                                           UPFRONT PAYMENT           DEFERRED PAYMENT             DEFERRED PAYMENT
            ENHANCEMENT LEVEL              ENHANCEMENT RATE          ENHANCEMENT RATE             ENHANCEMENT DATE
            -----------------              ----------------          ----------------             ----------------
            Under $ 500,000                       4%                        0%                           N/A

            $500,000 - more                       5%                        0%                           N/A

            The applicable Payment Enhancement rate is that which is in effect, when we receive each purchase payment under your contract. Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. We are currently not offering a Deferred Payment Enhancement Rate. Future Deferred Payment Enhancement Rates may increase or stay the same; there is no minimum Deferred Payment Enhancement Rate. The number of years before which you may receive any applicable future Deferred Payment Enhancement may change as well.

THE SEASONS PROMISE FEE ON PAGE 18 IS SUPPLEMENTED WITH THE FOLLOWING:

            Seasons Promise is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. The full quarterly charge will be deducted at the time of a full surrender or annuitization prior to the end of the waiting period, even though no Seasons Promise benefit is payable. Once the feature is terminated the charge will no longer be deducted. If you purchased your contract on or after February 10, 2003, the current annual fee for the Seasons Promise feature is:

            CONTRACT YEAR                       ANNUALIZED CHARGE *
            -------------                       -------------------
                  0-7                                  0.45%
                  0-8                                  0.15%
                  11+                                  None

                  * As a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

Date: February 10, 2003

                Please keep this Supplement with your Prospectus.

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